Financial Instruments - Summary of Not Designated As Cash Flow Hedges (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2020
Derivative [Line Items]
Accumulated other comprehensive income loss net of tax cash flow hedges	$ (68.1)	$ 136.5	$ 142.6	$ 160.6	$ 49.1	$ (187.1)
Interest Rate Swaption [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Accumulated other comprehensive income loss net of tax cash flow hedges	(163.0)
Interest Rate Swaption [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Receive fixed pay variable derivative contracts entered	1,400.0
Interest Rate Swaption [Member] | Not Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Pay Fixed Receive Variable Derivative Instruments De Designated	$ 1,400.0